Employee Benefits - Assumptions Used in Determining Benefit Obligation (Details)	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.10%	2.90%
Rate of compensation increase	3.30%	3.70%
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.30%	0.80%
Rate of compensation increase	2.00%	2.00%